UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - EUR (€) € in Thousands	Total	Kreos OCABSA	Heights convertible notes	Kreos & Claret financing	Other equity agreements	SHARE CAPITAL	SHARE CAPITAL Kreos OCABSA	SHARE CAPITAL Heights convertible notes	SHARE CAPITAL Kreos & Claret financing	PREMIUMS RELATED TO SHARE CAPITAL	PREMIUMS RELATED TO SHARE CAPITAL Kreos OCABSA	PREMIUMS RELATED TO SHARE CAPITAL Heights convertible notes	PREMIUMS RELATED TO SHARE CAPITAL Kreos & Claret financing	PREMIUMS RELATED TO SHARE CAPITAL Other equity agreements	TRANSLATION RESERVE	RETAINED EARNINGS	RETAINED EARNINGS Kreos OCABSA	NET LOSS FOR THE YEAR
Number of shares issued at beginning of period (in shares) at Dec. 31, 2023	62,928,818
Reconciliation of number of shares outstanding [abstract]
Exercises of share warrants (in shares)	4,000
Issue of free shares (in shares)	361,835
Number of shares issued at end of period (in shares) at Sep. 30, 2024	63,294,653
Equity at beginning of period at Dec. 31, 2023	€ 196,009					€ 629				€ 478,218					€ 112	€ (135,210)		€ (147,740)
Changes in equity [abstract]
Net loss for the period	(136,864)																	(136,864)
Other comprehensive income (loss)	161														104	56
Total comprehensive income (loss) for the period	(136,704)														104	56		(136,864)
Appropriation of prior period net loss	0															(147,740)		147,740
Transaction costs related to capital increase	446									446
Issue of share warrants	200									200
Exercise of Kreos/Claret and other share warrants	45									45
Issue of free shares	0					4				(4)
Shares based compensation expense	15,767															15,767
Transactions on treasury shares	120															120
Equity at end of period at Sep. 30, 2024	€ 75,883					633				478,905					217	(267,007)		(136,864)
Number of shares issued at beginning of period (in shares) at Dec. 31, 2024	63,347,837
Reconciliation of number of shares outstanding [abstract]
Capital increase from issuance of ordinary shares (in shares)	11,679,400
Exercises of share warrants (in shares)				525,913	24,246
Conversion of convertible instruments (in shares)		785,389	920,377
Issue of free shares (in shares)	546,905
Number of shares issued at end of period (in shares) at Sep. 30, 2025	77,830,067
Equity at beginning of period at Dec. 31, 2024	€ 40,584					633				478,905					(75)	(262,637)		(176,242)
Changes in equity [abstract]
Net loss for the period	(254,142)																	(254,142)
Other comprehensive income (loss)	858														818	40
Total comprehensive income (loss) for the period	(253,284)														818	40		(254,142)
Appropriation of prior period net loss	0															(176,242)		176,242
Capital increase from issuance of ordinary shares	637,462					117				637,345
Transaction costs related to capital increase	(40,264)									(40,264)
Issue of share warrants	300									300
Exercise of Kreos/Claret and other share warrants				€ 33,768	€ 193				€ 5				€ 33,763	€ 193
Conversion of Kreos OCABSA and heights notes		€ 16,062	€ 53,921				€ 8	€ 9			€ 15,380	€ 53,912					€ 673
Issue of free shares	0					5				(5)
Shares based compensation expense	22,497															22,497
Equity at end of period at Sep. 30, 2025	€ 511,238					€ 778				€ 1,179,528					€ 743	€ (415,669)		€ (254,142)